RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES

22.	RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES

We transact business with the following related parties: Seatankers Management Norway AS, Seatankers Management Co. Ltd, Avance Gas and Alta Trading UK Limited. We also own interests in TFG Marine and Clean Marine AS (through our interest in FMS Holdco) which are accounted for as equity method investments.

We also transact business with the following affiliated companies, being companies in which Hemen and companies associated with Hemen have significant influence: SFL, Flex LNG Ltd, Front Ocean Management and Golden Ocean. On March 12, 2025, Hemen disposed of its entire shareholding in Golden Ocean via a sale to a third party at which time Golden Ocean ceased to be affiliated with us.

Summary

A summary transactions with related parties and affiliated companies for the years ended December 31, 2024, 2023 and 2022 was as follows:

(in thousands of $)	Note	2024	2023	2022
Revenues and other operating income
Seatankers Management Co. Ltd		2,027	2,196	1,669
SFL	4	3,191	5,925	7,634
Golden Ocean		1,212	4,182	3,061
Alta Trading UK Limited		11	8	5,617
Flex LNG Ltd		1,538	1,513	1,242
Avance Gas		1,697	1,989	2,191
TFG Marine		598	1,060	627
Other related parties and affiliated companies		—	7	53
Total revenues and other operating income		10,274	16,880	22,094

Operating expenses
SFL	13, 18	—	—	1,590
Front Ocean Management AS		2,948	2,514	2,010
Seatankers Management Norway AS		523	880	516
Seatankers Management Co. Ltd		360	593	803
Total operating expenses		3,831	3,987	4,919

Other income (expenses)
Shareholder loan facility finance expense	17	(12,548)	(255)	—
Revolving credit facility finance expense	17	(9,299)	(11,690)	(13,288)
SFL interest leasing	6, 13, 18	—	—	(937)
FMS Holdco share of results	15	1,053	611	(555)
TFG Marine share of results	15	(1,651)	2,771	14,797
Total other income (expenses)		(22,445)	(8,563)	17

Revenues earned from related parties and affiliated companies are comprised of office rental income, technical and commercial management fees, newbuilding supervision fees, freights, and administrative services. Operating expenses paid to related parties and affiliated companies are comprised of bunker expenses, rental for vessels and office space, support staff costs, and corporate administration.

In addition, the Company has paid $534.3 million to TFG Marine in the year ended December 31, 2024 in relation to bunker purchases (2023: $392.5 million 2022: $434.4 million).

Related party and affiliated company balances

A summary of balances due from related parties and affiliated companies as of December 31, 2024 and 2023 was as follows:

(in thousands of $)	December 31, 2024	December 31, 2023
SFL	4,265	4,652
Seatankers Management Co. Ltd	2,647	726
Golden Ocean	178	11,147
Alta Trading UK Limited	11	8
Flex LNG Ltd	516	455
TFG Marine	227	1,117
Avance Gas	560	1,080
Other related parties and affiliated companies	128	107
Related party and affiliated company receivables	8,532	19,292
Balances due from related parties and affiliated companies are primarily derived from newbuilding supervision fees, technical and commercial management fees, and recharges for administrative services.

A summary of balances due to related parties and affiliated companies at December 31, 2024 and 2023 was as follows:

(in thousands of $)	December 31, 2024	December 31, 2023
SFL	7,380	6,407
Seatankers Management Co. Ltd	1,153	337
Golden Ocean	1,283	13,837
Flex LNG Ltd	686	549
TFG Marine	24,390	25,956
Front Ocean Management	5	71
Avance Gas	473	562
Related party and affiliated company payables	35,370	47,719
Shareholder loan facility	—	235,000
Revolving credit facility	—	175,000
Total due to related parties and affiliated companies	35,370	457,719

Related party and affiliated company payables are primarily for bunker purchases, supplier rebates, loan interest and corporate administration fees.

Other transactions

Refer to Note 8, 9 and 20 for further details of shares issued to Hemen in connection with the CMB.TECH share acquisition.

Refer to Note 23 for further details of guarantees provided in relation to the Company's business with and investment in TFG Marine.

Transactions with key management personnel

The total amount of the remuneration earned by all directors and key management personnel for their services was as follows:

(in thousands of $)	2024	2023	2022
Total remuneration	464	7,956	3,767
of which:
Paid in capacity as directors	907	3,530	1,678
Other remuneration	(443)	4,426	2,089

The Directors annually review the remuneration of the members of key management personnel. Directors' fees are approved annually at the AGM. No pensions were paid to directors or past directors. No compensation was paid to directors or past directors in respect of loss of office. Total remuneration consists of a fixed and a variable component and can be summarized as follows:

(in thousands of $)	2024	2023	2022
Total fixed remuneration	911	942	863
of which:
Cost of pension	28	24	22
Total variable remuneration	(447)	7,014	2,904
of which:
Share based payments	(829)	7,014	2,679
In December 2021, the Board of Directors approved the grant of 1,280,000 synthetic options to employees and board members according to the rules of the Company’s synthetic option scheme approved on December 7, 2021. The synthetic options have a five year term expiring in December 2026. The vesting period is 12 months for the first 27.5% of options, 24 months for the next 27.5% of options and 36 months for the final 45% of options. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the exercise price on the date of exercise, and as such, have been classified as a liability. The Company recorded a share-based payment gain in the year ended December 31, 2024 due to a decrease in the fair value of the option liability as a result of the decrease in the Company's share price as of December 31, 2024 as compared to December 31, 2023. Refer to Note 21 for further details of the synthetic option scheme.